Long Term Debt - Weighted Average Interest Rates (Table) (Details)	Jun. 30, 2013	Jun. 30, 2012
Three Months Ended
Weighted average interest rates on the executed loans	2.38%	1.97%
Six Months Ended
Weighted average interest rates on the executed loans	2.43%	1.95%